UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2013

DATE OF REPORTING PERIOD: January 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (39.9%)
		Consumer Discretionary (7.5%)
5,382,000		American Axle & Manufacturing, Inc.µ 6.625%, 10/15/22	$5,614,099
15,166,000		DISH Network Corp.µ 5.875%, 07/15/22	16,303,450
3,229,000		Dufry Finance SCAµ* 5.500%, 10/15/20	3,380,359
		Goodyear Tire & Rubber Companyµ
9,086,000		8.250%, 08/15/20	10,057,066
4,403,000		7.000%, 05/15/22	4,744,233
10,640,000		Icahn Enterprises, LPµ 8.000%, 01/15/18	11,438,000
9,829,000		J.C. Penney Company, Inc.µ 7.125%, 11/15/23	8,330,077
		Jaguar Land Rover, PLCµ*
9,785,000		8.125%, 05/15/21	11,142,669
3,669,000		5.625%, 02/01/23^	3,790,536
2,202,000		7.750%, 05/15/18	2,418,071
4,892,000		Liberty Media Corp.µ 8.250%, 02/01/30	5,420,947
2,941,000		Limited Brands, Inc.µ 5.625%, 02/15/22	3,185,471
		Meritage Homes Corp.µ
4,256,000		7.000%, 04/01/22	4,708,200
2,446,000		7.150%, 04/15/20	2,718,118
4,780,000		MGM Resorts Internationalµ 7.500%, 06/01/16	5,255,012
		Royal Caribbean Cruises, Ltd.µ
12,720,000		7.500%, 10/15/27	14,476,950
2,221,000		5.250%, 11/15/22	2,375,082
5,827,000		Ryland Group, Inc.µ 5.375%, 10/01/22	5,987,242
2,074,000		Sally Holdings, LLCµ 5.750%, 06/01/22	2,212,699
3,914,000		Service Corp. Internationalµ 7.000%, 05/15/19	4,324,970
238,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	251,834

			128,135,085

		Consumer Staples (2.0%)
14,392,000		Post Holdings, Inc.µ 7.375%, 02/15/22	16,074,065
16,145,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	17,920,950

			33,995,015

		Energy (10.6%)
24,461,000	NOK	Aker Solutions, ASA‡ 6.150%, 06/06/17	4,667,959
4,275,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	4,654,406
10,763,000		Berry Petroleum Companyµ 6.375%, 09/15/22	11,381,872
4,839,000		Bristow Group, Inc.µ 6.250%, 10/15/22	5,250,315
6,115,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	6,172,328
		Calumet Specialty Products, LPµ
3,914,000		9.625%, 08/01/20*	4,376,341

PRINCIPAL AMOUNT		VALUE

4,893,000	9.375%, 05/01/19	$5,396,337
	Carrizo Oil & Gas, Inc.µ
2,970,000	7.500%, 09/15/20^	3,120,356
2,740,000	8.625%, 10/15/18	2,981,463
10,763,000	Cimarex Energy Companyµ 5.875%, 05/01/22	11,617,313
6,947,000	Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	7,042,521
4,383,000	Frontier Oil Corp.µ 6.875%, 11/15/18	4,736,379
10,763,000	GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	11,173,339
7,828,000	Holly Energy Partners, LPµ* 6.500%, 03/01/20	8,366,175
1,086,000	HollyFrontier Corp.µ 9.875%, 06/15/17	1,173,559
4,697,000	Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	4,955,335
12,720,000	Linn Energy, LLCµ* 6.250%, 11/01/19	12,743,850
	Oasis Petroleum, Inc.
4,858,000	6.500%, 11/01/21µ	5,204,132
1,468,000	6.875%, 01/15/23~	1,605,625
4,305,000	Parker Drilling Companyµ 9.125%, 04/01/18	4,687,069
2,935,000	Pioneer Drilling Companyµ 9.875%, 03/15/18	3,221,163
10,763,000	Samson Investment Companyµ* 9.750%, 02/15/20	11,516,410
6,360,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	6,892,650
	SESI, LLCµ
3,914,000	7.125%, 12/15/21	4,378,787
2,446,000	6.875%, 06/01/14	2,463,049
2,935,000	SM Energy Company 6.500%, 11/15/21	3,158,794
6,360,000	Swift Energy Companyµ 8.875%, 01/15/20	6,960,225
2,642,000	Tesoro Logistics, LPµ* 5.875%, 10/01/20	2,767,495
3,268,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	3,488,590
12,377,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	13,351,689

		179,505,526

	Financials (2.0%)
4,990,000	AON Corp.µ 8.205%, 01/01/27	6,392,340
2,319,000	Legg Mason, Inc.µ* 6.000%, 05/21/19	2,547,155
10,763,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	11,570,225
	Nuveen Investments, Inc.*
3,229,000	9.500%, 10/15/20	3,293,580
3,229,000	9.125%, 10/15/17	3,265,326
5,949,000	Omega Healthcare Investors, Inc.µ 5.875%, 03/15/24	6,365,430

		33,434,056

	Health Care (4.0%)
13,698,000	Community Health Systems, Inc.µ^ 7.125%, 07/15/20	14,896,575

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,382,000	Endo Pharmaceuticals Holdings, Inc.µ 7.000%, 07/15/19	$5,839,470
1,712,000	Fresenius Medµ* 5.875%, 01/31/22	1,872,500
7,749,000	Hologic, Inc.µ* 6.250%, 08/01/20	8,296,273
	Valeant Pharmaceuticals International, Inc.µ*
9,785,000	7.250%, 07/15/22	10,524,991
8,806,000	7.000%, 10/01/20	9,427,924
1,468,000	6.750%, 10/01/17	1,573,512
14,677,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	15,942,891

		68,374,136

	Industrials (4.3%)
10,763,000	Belden, Inc.µ* 5.500%, 09/01/22	11,153,159
4,971,000	Deluxe Corp.µ* 6.000%, 11/15/20	5,048,672
4,506,000	H&E Equipment Services, Inc.µ* 7.000%, 09/01/22	4,945,335
5,939,000	Mead Products, LLC/ Acco Brands Corp.µ* 6.750%, 04/30/20	6,328,747
10,763,000	Rexel, SAµ* 6.125%, 12/15/19	11,550,044
	Terex Corp.µ
7,828,000	6.500%, 04/01/20	8,390,637
1,350,000	6.000%, 05/15/21	1,426,781
1,365,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	1,520,269
	Triumph Group, Inc.
6,086,000	8.625%, 07/15/18µ	6,782,086
1,976,000	8.000%, 11/15/17	2,139,020
11,252,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	12,644,435

		71,929,185

	Information Technology (3.6%)
	Amkor Technology, Inc.
4,403,000	6.625%, 06/01/21µ	4,529,586
3,014,000	6.375%, 10/01/22~	3,046,024
2,935,000	7.375%, 05/01/18µ	3,111,100
9,917,000	Audatex North America, Inc.µ* 6.750%, 06/15/18	10,629,784
14,706,000	iGATE Corp.µ 9.000%, 05/01/16	16,213,365
6,360,000	Nuance Communications, Inc.µ* 5.375%, 08/15/20	6,586,575
2,195,000	Sanmina-SCI Corp.µ* 7.000%, 05/15/19	2,258,106
	Seagate Technologyµ
3,425,000	6.875%, 05/01/20	3,765,359
978,000	7.000%, 11/01/21	1,086,803
3,444,000	SunGard Data Systems, Inc.µ* 6.625%, 11/01/19	3,545,168
6,849,000	ViaSat, Inc. 6.875%, 06/15/20	7,345,552

		62,117,422

PRINCIPAL AMOUNT			VALUE

		Materials (2.9%)
12,231,000		FMG Resourcesµ* 8.250%, 11/01/19	$13,247,702
		Inmet Mining Corp.µ*
5,382,000		8.750%, 06/01/20	5,984,111
2,250,000		7.500%, 06/01/21	2,424,375
		New Gold, Inc.µ*
7,828,000		7.000%, 04/15/20	8,459,133
2,055,000		6.250%, 11/15/22	2,165,456
5,117,000		Sealed Air Corp.µ* 8.125%, 09/15/19	5,858,965
		Steel Dynamics, Inc.
2,762,000		6.125%, 08/15/19µ*	2,996,770
1,370,000		7.625%, 03/15/20~	1,536,969
1,223,000		6.375%, 08/15/22µ*	1,323,133
5,605,000		Trinseo Op / Trinseo Finance, Inc.* 8.750%, 02/01/19	5,590,988

			49,587,602

		Telecommunication Services (0.9%)
14,217,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	15,152,408

		Utilities (2.1%)
2,838,000		AES Corp. 7.375%, 07/01/21	3,176,786
15,655,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	17,112,872
		Calpine Corp.µ*
11,448,000		7.875%, 01/15/23^	12,685,815
2,404,000		7.500%, 02/15/21	2,618,858

			35,594,331

		TOTAL CORPORATE BONDS (Cost $642,898,868)	677,824,766

CONVERTIBLE BONDS (6.5%)
		Consumer Discretionary (2.0%)
2,275,000		Jarden Corp.µ*^ 1.875%, 09/15/18	2,504,388
14,865,617		Liberty Media Corp. (Time Warner, Inc.)§ 3.153%, 03/30/23	21,763,040
6,200,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	9,728,761

			33,996,189

		Financials (2.1%)
20,020,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	23,765,141
		Ares Capital Corp.
7,676,000		4.750%, 01/15/18µ*^	7,894,344
3,458,000		5.750%, 02/01/16	3,739,084

			35,398,569

		Health Care (0.1%)
1,601,000		Hologic, Inc.µ^‡ 2.000%, 12/15/37	1,988,538

		Industrials (0.7%)
9,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	11,254,460

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Information Technology (1.6%)
9,900,000		Linear Technology Corp.µ 3.000%, 05/01/27	$10,506,821
15,000,000		Nuance Communications, Inc.µ 2.750%, 11/01/31	16,826,700

			27,333,521

		TOTAL CONVERTIBLE BONDS (Cost $98,333,889)	109,971,277

U.S. GOVERNMENT AND AGENCY SECURITY (0.9%)
14,677,000		United States Treasury Noteµ^~ 1.375%, 02/15/13 (Cost $14,683,508)	14,684,453

SOVEREIGN BOND (1.3%)
4,367,100	BRL	Federative Republic of Brazil 10.000%, 01/01/14 (Cost $23,738,476)	22,612,887

SYNTHETIC CONVERTIBLE SECURITIES (1.1%)
Corporate Bonds (0.9%)
		Consumer Discretionary (0.2%)
118,000		American Axle & Manufacturing, Inc.µ 6.625%, 10/15/22	123,089
334,000		DISH Network Corp.µ 5.875%, 07/15/22	359,050
71,000		Dufry Finance SCAµ* 5.500%, 10/15/20	74,328
		Goodyear Tire & Rubber Companyµ
200,000		8.250%, 08/15/20	221,375
97,000		7.000%, 05/15/22	104,518
234,000		Icahn Enterprises, LPµ 8.000%, 01/15/18	251,550
216,000		J.C. Penney Company, Inc.µ 7.125%, 11/15/23	183,060
		Jaguar Land Rover, PLCµ*
215,000		8.125%, 05/15/21	244,831
81,000		5.625%, 02/01/23^	83,683
48,000		7.750%, 05/15/18	52,710
108,000		Liberty Media Corp.µ 8.250%, 02/01/30	119,677
65,000		Limited Brands, Inc.µ 5.625%, 02/15/22	70,403
		Meritage Homes Corp.µ
94,000		7.000%, 04/01/22	103,988
54,000		7.150%, 04/15/20	60,008
105,000		MGM Resorts Internationalµ 7.500%, 06/01/16	115,434
		Royal Caribbean Cruises, Ltd.µ
280,000		7.500%, 10/15/27	318,675
49,000		5.250%, 11/15/22	52,399
128,000		Ryland Group, Inc.µ 5.375%, 10/01/22	131,520
46,000		Sally Holdings, LLCµ 5.750%, 06/01/22	49,076
86,000		Service Corp. Internationalµ 7.000%, 05/15/19	95,030

PRINCIPAL AMOUNT			VALUE

5,000		Wolverine World Wide, Inc.µ* 6.125%, 10/15/20	$5,291

			2,819,695

		Consumer Staples (0.0%)
317,000		Post Holdings, Inc.µ 7.375%, 02/15/22	354,049
355,000		Smithfield Foods, Inc.µ 6.625%, 08/15/22	394,050

			748,099

		Energy (0.2%)
539,000	NOK	Aker Solutions, ASA‡ 6.150%, 06/06/17	102,859
94,000		Atwood Oceanics, Inc.µ 6.500%, 02/01/20	102,342
237,000		Berry Petroleum Companyµ 6.375%, 09/15/22	250,627
107,000		Bristow Group, Inc.µ 6.250%, 10/15/22	116,095
135,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	136,266
		Calumet Specialty Products, LPµ
86,000		9.625%, 08/01/20*	96,159
107,000		9.375%, 05/01/19	118,008
		Carrizo Oil & Gas, Inc.µ
65,000		7.500%, 09/15/20^	68,291
60,000		8.625%, 10/15/18	65,287
237,000		Cimarex Energy Companyµ 5.875%, 05/01/22	255,812
153,000		Drill Rigs Holdings, Inc.µ* 6.500%, 10/01/17	155,104
97,000		Frontier Oil Corp.µ 6.875%, 11/15/18	104,821
237,000		GulfMark Offshore, Inc.µ* 6.375%, 03/15/22	246,036
172,000		Holly Energy Partners, LPµ* 6.500%, 03/01/20	183,825
24,000		HollyFrontier Corp.µ 9.875%, 06/15/17	25,935
103,000		Hornbeck Offshore Services, Inc.µ 5.875%, 04/01/20	108,665
280,000		Linn Energy, LLCµ* 6.250%, 11/01/19	280,525
		Oasis Petroleum, Inc.
107,000		6.500%, 11/01/21µ	114,624
32,000		6.875%, 01/15/23~	35,000
95,000		Parker Drilling Companyµ 9.125%, 04/01/18	103,431
65,000		Pioneer Drilling Companyµ 9.875%, 03/15/18	71,337
237,000		Samson Investment Companyµ* 9.750%, 02/15/20	253,590
140,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	151,725
		SESI, LLCµ
86,000		7.125%, 12/15/21	96,212
54,000		6.875%, 06/01/14	54,376
65,000		SM Energy Company 6.500%, 11/15/21	69,956
140,000		Swift Energy Companyµ 8.875%, 01/15/20	153,212
58,000		Tesoro Logistics, LPµ* 5.875%, 10/01/20	60,755
72,000		Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	76,860

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

273,000	W&T Offshore, Inc.µ 8.500%, 06/15/19	$294,499

		3,952,234

	Financials (0.0%)
110,000	AON Corp.µ 8.205%, 01/01/27	140,913
51,000	Legg Mason, Inc.µ* 6.000%, 05/21/19	56,018
237,000	Neuberger Berman Group LLCµ* 5.875%, 03/15/22	254,775
	Nuveen Investments, Inc.*
71,000	9.500%, 10/15/20	72,420
71,000	9.125%, 10/15/17	71,799
131,000	Omega Healthcare Investors, Inc.µ 5.875%, 03/15/24	140,170

		736,095

	Health Care (0.1%)
302,000	Community Health Systems, Inc.µ^ 7.125%, 07/15/20	328,425
118,000	Endo Pharmaceuticals Holdings, Inc.µ 7.000%, 07/15/19	128,030
38,000	Fresenius Medµ* 5.875%, 01/31/22	41,563
171,000	Hologic, Inc.µ* 6.250%, 08/01/20	183,077
	Valeant Pharmaceuticals International, Inc.µ*
215,000	7.250%, 07/15/22	231,259
194,000	7.000%, 10/01/20	207,701
32,000	6.750%, 10/01/17	34,300
323,000	Warner Chilcott Company, LLCµ 7.750%, 09/15/18	350,859

		1,505,214

	Industrials (0.1%)
237,000	Belden, Inc.µ* 5.500%, 09/01/22	245,591
109,000	Deluxe Corp.µ* 6.000%, 11/15/20	110,703
99,000	H&E Equipment Services, Inc.µ* 7.000%, 09/01/22	108,653
131,000	Mead Products, LLC/ Acco Brands Corp.µ* 6.750%, 04/30/20	139,597
237,000	Rexel, SAµ* 6.125%, 12/15/19	254,331
	Terex Corp.µ
172,000	6.500%, 04/01/20	184,362
30,000	6.000%, 05/15/21	31,706
30,000	TransDigm Group, Inc.µ 7.750%, 12/15/18	33,413
	Triumph Group, Inc.
134,000	8.625%, 07/15/18µ	149,326
44,000	8.000%, 11/15/17	47,630
248,000	United Rentals North America, Inc.µ 7.625%, 04/15/22	278,690

		1,584,002

PRINCIPAL AMOUNT			VALUE

		Information Technology (0.1%)
		Amkor Technology, Inc.
97,000		6.625%, 06/01/21µ	$99,789
66,000		6.375%, 10/01/22~	66,701
65,000		7.375%, 05/01/18µ	68,900
218,000		Audatex North America, Inc.µ* 6.750%, 06/15/18	233,669
324,000		iGATE Corp.µ 9.000%, 05/01/16	357,210
140,000		Nuance Communications, Inc.µ* 5.375%, 08/15/20	144,987
48,000		Sanmina-SCI Corp.µ* 7.000%, 05/15/19	49,380
		Seagate Technologyµ
75,000		6.875%, 05/01/20	82,453
22,000		7.000%, 11/01/21	24,448
76,000		SunGard Data Systems, Inc.µ* 6.625%, 11/01/19	78,233
151,000		ViaSat, Inc. 6.875%, 06/15/20	161,947

			1,367,717

		Materials (0.1%)
269,000		FMG Resourcesµ* 8.250%, 11/01/19	291,361
		Inmet Mining Corp.µ*
118,000		8.750%, 06/01/20	131,201
50,000		7.500%, 06/01/21	53,875
		New Gold, Inc.µ*
172,000		7.000%, 04/15/20	185,867
45,000		6.250%, 11/15/22	47,419
113,000		Sealed Air Corp.µ* 8.125%, 09/15/19	129,385
		Steel Dynamics, Inc.
61,000		6.125%, 08/15/19µ*	66,185
30,000		7.625%, 03/15/20~	33,656
27,000		6.375%, 08/15/22µ*	29,211
123,000		Trinseo Op / Trinseo Finance, Inc.* 8.750%, 02/01/19	122,692

			1,090,852

		Telecommunication Services (0.0%)
313,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	333,594

		Utilities (0.1%)
62,000		AES Corp. 7.375%, 07/01/21	69,401
345,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	377,128
		Calpine Corp.µ*
252,000		7.875%, 01/15/23^	279,248
53,000		7.500%, 02/15/21	57,737

			783,514

		TOTAL CORPORATE BONDS	14,921,016

U.S. Government and Agency Security (0.0%)
323,000		United States Treasury Noteµ^~ 1.375%, 02/15/13	323,164

Sovereign Bond (0.0%)
96,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	497,089

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF CONTRACTS		VALUE

Purchased Options (0.2%)#
	Information Technology (0.2%)
855	Salesforce.com, Inc. Call, 01/18/14, Strike $155.00	$2,778,750

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $17,226,704)	18,520,019

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.7%)
	Consumer Discretionary (0.2%)
100,000	General Motors Companyµ^ 4.750%	4,332,000

	Consumer Staples (0.7%)
111,900	Bunge, Ltd. 4.875%	12,169,125

	Energy (3.7%)
560,000	Apache Corp.µ 6.000%	26,504,800
35,112	Chesapeake Energy Corp.*
	5.750%	35,811,951

		62,316,751

	Financials (0.8%)
40,000	Fifth Third Bancorpµ 8.500%	5,808,800
165,000	MetLife, Inc. µ 5.000%	8,050,350

		13,859,150

	Industrials (1.7%)
495,000	United Technologies Corp.µ^ 7.500%	28,185,300

	Utilities (0.6%)
200,000	NextEra Energy, Inc. 5.599%	10,420,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,797,344)	131,282,326

COMMON STOCKS (76.6%)
	Consumer Discretionary (5.3%)
45,000	Amazon.com, Inc.µ^#	11,947,500
400,000	Carnival Corp.µ	15,488,000
89,912	General Motors Companyµ#	2,525,628
180,000	Las Vegas Sands Corp.	9,945,000
123,000	McDonald’s Corp.	11,720,670
22,573	Motors Liquidation Companyµ^#	527,080
239,000	Nike, Inc. - Class B	12,917,950
320,000	Starbucks Corp.	17,958,400
153,000	TJX Companies, Inc.	6,912,540

		89,942,768

NUMBER OF SHARES			VALUE

		Consumer Staples (6.2%)
403,776		Archer-Daniels-Midland Companyµ	$11,519,729
1,600,000		Coca-Cola Company	59,584,000
365,000		Companhia de Bebidas das Americas	17,176,900
165,000		Costco Wholesale Corp.	16,886,100

			105,166,729

		Energy (7.5%)
800,000		BP, PLCµ	35,616,000
325,000		Chevron Corp.	37,423,750
60,000		Diamond Offshore Drilling, Inc.µ	4,505,400
185,000		EOG Resources, Inc.	23,121,300
165,000		Schlumberger, Ltd.	12,878,250
50,000	EUR	Technip, SA	5,413,962
150,000	EUR	TOTAL, SA	8,128,850

			127,087,512

		Financials (7.6%)
42,000		American International Group, Inc.µ#	1,588,860
500,000		Bank of America Corp.µ	5,660,000
400,000		Blackstone Group, LP	7,400,000
172,745		Citigroup, Inc.µ	7,282,929
120,000		Franklin Resources, Inc.	16,425,600
99,790		Goldman Sachs Group, Inc.	14,754,950
985,000		JPMorgan Chase & Company	46,344,250
158,074		Lincoln National Corp.µ	4,580,985
116,457		MetLife, Inc.µ	4,348,504
185,000		T. Rowe Price Group, Inc.µ^	13,218,250
231,676		Wells Fargo & Companyµ	8,069,275

			129,673,603

		Health Care (11.8%)
300,000		Eli Lilly and Companyµ	16,107,000
400,000		Johnson & Johnsonµ	29,568,000
1,480,000		Merck & Company, Inc.µ	64,010,000
3,300,000		Pfizer, Inc.µ^	90,024,000

			199,709,000

		Industrials (9.1%)
245,000		Caterpillar, Inc.µ^	24,105,550
440,000		Eaton Corp.µ	25,058,000
200,000		Fluor Corp.µ^	12,966,000
3,135,000		General Electric Companyµ^	69,847,800
450,000		Masco Corp.µ	8,275,500
135,000	EUR	Siemens, AG	14,791,080

			155,043,930

		Information Technology (21.5%)
340,000		Accenture, PLC - Class A	24,442,600
105,000		Apple, Inc.	47,807,550
1,550,000		Applied Materials, Inc.µ	20,010,500
425,000		CA, Inc.µ	10,548,500
575,000		Cisco Systems, Inc.µ	11,827,750
80,000		Cognizant Technology Solutions Corp. - Class A#	6,254,400
415,000		eBay, Inc.µ#	23,210,950
430,000		EMC Corp.µ#	10,582,300
1,425,000		Microsoft Corp.	39,144,750
300,000		Nintendo Company, Ltd.µ	3,665,340
2,200,000		Nokia Corp.µ	8,624,000
660,000		Oracle Corp.	23,436,600

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

875,000		QUALCOMM, Inc.	$57,776,250
9,000	KRW	Samsung Electronics Company, Ltd.	11,973,906
630,000		SAP, AGµ^	51,672,600
4,200,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	14,392,242

			365,370,238

		Materials (3.2%)
400,000		Dow Chemical Companyµ	12,880,000
300,000		Goldcorp, Inc.µ	10,587,000
190,000		Mosaic Companyµ^	11,637,500
175,000	AUD	Newmont Mining Corp.µ	7,518,000
210,000		Rio Tinto, PLCµ	11,858,700

			54,481,200

		Telecommunication Services (4.4%)
1,225,000		AT&T, Inc.µ	42,617,750
450,000	EUR	France Telecom, SAµ	5,110,565
639,000		Verizon Communications, Inc.µ	27,866,790

			75,595,105

		TOTAL COMMON STOCKS (Cost $1,454,835,736)	1,302,070,085

WARRANTS (0.1%)#
		Consumer Discretionary (0.1%)
81,739		General Motors Company 07/10/16, Strike $10.00	1,539,962
81,739		General Motors Company 07/10/19, Strike $18.33	997,216

		TOTAL WARRANTS (Cost $12,672,791)	2,537,178

SHORT TERM INVESTMENT (3.1%)
52,136,452		Fidelity Prime Money Market Fund -Institutional Class (Cost $52,136,452)	52,136,452

VALUE

TOTAL INVESTMENTS (137.2%) (Cost $2,457,323,768)	$2,331,639,443

LIABILITIES, LESS OTHER ASSETS (-37.2%)	(632,416,631)

NET ASSETS (100.0%)	$1,699,222,812

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for notes payable aggregating a total value of $1,297,551,684. $272,411,824 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $227,663,184 or 13.4% of net assets applicable to common shareholders.
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2013.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $15,229,234.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
EUR	European Monetary Unit
KRW	South Korean Won
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

INTEREST RATE SWAPS

counterparty	Fixed Rate (Fund Pays)	Floating Rate (Fund Receives)	Termination Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
BNP Paribas, SA	2.535% quarterly	3 month LIBOR	03/09/14	$90,000,000	$(2,498,135)
BNP Paribas, SA	2.970% quarterly	3 month LIBOR	07/03/14	75,000,000	(2,962,725)
BNP Paribas, SA	3.355% quarterly	3 month LIBOR	06/09/14	60,000,000	(2,727,161)
BNP Paribas, SA	0.934% quarterly	3 month LIBOR	07/05/17	52,000,000	(182,348)
BNP Paribas, SA	1.009% quarterly	3 month LIBOR	06/12/17	47,000,000	(342,437)

					$(8,712,806)

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests primarily in common and preferred stocks and income producing securities such as investment grade and below investment grade debt securities.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at January 31, 2013.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows:

Cost basis of investments	$2,565,256,200

Gross unrealized appreciation	123,545,481
Gross unrealized depreciation	(357,162,238)

Net unrealized appreciation (depreciation)	$(233,616,757)

NOTE 3 — BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $367.5 million, and a lending agreement (“Lending Agreement”), as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to an initial limit of $367.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “Pledged Collateral”). BNP and SSB share an equal claim on the Pledged Collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2013, the average borrowings under the Agreements were $578.4 million. For the period ended January 31, 2013, the average interest rate was 0.97%. As of January 31, 2013, the amount of outstanding borrowings was $483.8 million. The interest rate applicable to the borrowings on January 31, 2013 was 0.95%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2013, the Fund used approximately $122.2 million of its cash collateral to offset the SSB Agreement, representing 5.3% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.48%, which can fluctuate depending on interest rates.

NOTE 4 — INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 — SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$677,824,766	$—	$677,824,766
Convertible Bonds		109,971,277		109,971,277
U.S. Government and Agency Security		14,684,453		14,684,453
Sovereign Bond		22,612,887		22,612,887
Synthetic Convertible Securities (Corporate Bonds)		14,921,016		14,921,016
Synthetic Convertible Securities (U.S. Government and Agency Security)		323,164		323,164
Synthetic Convertible Securities (Sovereign Bond)		497,089		497,089
Synthetic Convertible Securities (Purchased Options)	2,778,750			2,778,750
Convertible Preferred Stocks	72,881,250	58,401,076		131,282,326
Common Stocks	1,238,594,140	63,475,945		1,302,070,085
Warrants	2,537,178			2,537,178
Short Term Investments	52,136,452			52,136,452

Total	$1,368,927,770	$962,711,673	$—	$2,331,639,443

Liabilities
Interest Rate Swaps	$—	$8,712,806	$—	$8,712,806

Total	$—	$8,712,806	$—	$8,712,806

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 25, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 25, 2013